GOING CONCERN - Schedule of Working Capital and Liquid Equity Position (Details) - BRL (R$) R$ in Thousands	12 Months Ended
	Dec. 31, 2025	Dec. 31, 2024	Dec. 31, 2023	Dec. 31, 2022
Going concern [Abstract]
Working capital, negative position	R$ (23,169,625)	R$ (15,684,277)	R$ (9,704,733)
Increase (decrease) in working capital	(7,485,348)	(5,979,544)
Equity	(29,038,062)	(30,435,270)	R$ (21,327,848)	R$ (19,007,500)
Capital increase	R$ 1,397,208	R$ (9,107,422)